THIS FILING LISTS SECURITIES HOLDINGS THAT WERE REPORTED ON A FORM 13F
         FILED ON AUGUST 16, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND WHICH ARE NO LONGER OPEN RISK ARBITRAGE POSITIONS.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [X]; Amendment Number:    2
                                              ---------
  This Amendment (Check only one.):         [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Soros Fund Management LLC
Address:          888 Seventh Avenue, 33rd Floor
                  New York, NY 10106
Form 13F File Number:  28-6420

--------------------------------------------------------------------------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that
                   all required items, statements, schedules,
                   lists, and tables, are considered integral
                               parts of this form.
--------------------------------------------------------------------------------

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael C. Neus
                  ---------------
Title:            Assistant General Counsel
                  -------------------------
Phone:            (212) 397-5540
                  --------------

Signature, Place, and Date of Signing:


     /S/ MICHAEL C. NEUS       New York, NY             November 22, 1999
     -------------------       ------------------       -----------------
     Signature                 City, State              Date



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              2
                                                     ---------------------------

Form 13F Information Table Value Total:              $  16,277
                                                      --------------------------
                                                              (thousands)



List of Other Included Managers:    NONE



                                                                                                 Investment            Voting
                                                                                                 Discretion           Authority
Issuer                         Title of  Cusip Number  Fair Market Value   Shares or       Sole  Shared  Shared-  Sole  Shared  None
------                          -------- ------------  -----------------   ----------      ----  ------- ------   ----  ------  ----
                                 Class                  (in thousands)    Principal Amount       Instr.V  Other
                                 -----                  --------------    ----------------       -------  -----

BANKBOSTON CORP                   COM    06605R106     $        14,330     280,300                         X              X
PIONEER HI BRED INTL INC          COM    723686101     $         1,947      50,000                         X              X
------------------------                               -----------------
Number of Data Records:   2                            $        16,277
